                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/06

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of January 31, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

       AN INVESTMENT IN SENIOR LOANS IS SUBJECT TO CERTAIN RISKS SUCH AS LOAN DEFAULTS AND ILLIQUIDITY DUE TO INSUFFICIENT COLLATERAL BACKING.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 01/31/06

SENIOR INCOME TRUST
SYMBOL: VVR
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (6/24/98)            5.47%         4.60%

5-year                               6.52          6.41

1-year                               6.77          1.05

6-month                              3.45          2.93
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND TRUST SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006

MARKET CONDITIONS

During the six-month period ended January 31, 2006, positive economic and corporate trends created a favorable backdrop for the senior loan asset class. The Gulf Coast hurricanes did not dampen the U.S. economy to the extent some had expected, nor did high oil prices and struggles of the auto industry. Inflation remained largely contained. By and large, corporations posted good profits, reflecting on-track business strategies, increasing revenues, strengthening balance sheets and improving credit quality. Despite some well publicized exceptions, corporate debt default rates remained low overall. These influences stoked ongoing demand for senior loans, from institutional and individual investors alike.

Moreover, the adjustable-rate characteristics of senior loans proved particularly beneficial during the period. Because the yields of senior loans adjust in tandem to changes in short-term interest rates, the asset class was well positioned as interest rates rose across the short- and intermediate-term portions of the bond market.

The strong demand for senior loans was met by robust supply in both the primary and secondary markets. Merger-and-acquisition activity, leveraged buyouts (private-to-public transactions), sponsor-driven dividend loans and second lien loans were among the activities spurring issuance. In this environment, yield spreads in the senior loan market held steady.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. For the six months ended January 31, 2006, the trust returned 2.93 percent on a market price basis and 3.45 percent on an NAV basis.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006

------------------------------------------------
      BASED ON NAV   BASED ON MARKET PRICE

         3.45%               2.93%
------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information.

We believe that the rigor of our approach and our experience in the senior loan market were principal drivers of the trust's performance for the period. We managed the trust according to our research-intensive, time-tested approach, seeking to balance yield with a stable net asset value. Our investment process focused on identifying companies that we believed had strong management, solid and predictable cash flows, and sufficient collateral in the event of default.

Consistent with our dedication to risk management, we diversified the portfolio broadly across the senior loan market. We followed a bottom-up security selection process, with investment decisions driven principally by our analysis of individual company fundamentals. That said, the portfolio construction process also included our comprehensive analysis of larger industry and sector trends. Notably, the trust's positioning reflected a defensive tilt throughout the period. Our criteria led us to favor senior loans in sectors that typically provide stable performance throughout an economic cycle. For example, the trust includes debt issued by food, drug and beverage companies, cable broadcasters, and leisure companies. These companies have historically enjoyed steady day-to-day demand for goods and services. The trust also included holdings in the defense industry; these issuers were well positioned to benefit from long-term demand trends, and held extensive hard assets as loan collateral.

In contrast, we avoided companies we believed to be especially susceptible to cyclical economic downturns or rising fuel prices. We were particularly circumspect in regard to the highly leveraged auto and airline industries. This prudence served the trust well during the period. We were extremely cautious about the health care sector as well, based on concerns that an uncertain regulatory environment and Medicaid reduction initiatives could create ongoing turbulence for the sector.

The trust benefited during the period from our use of leverage. Leverage involves borrowing at a short-term lending rate and reinvesting the proceeds at a higher rate. We used this strategy on an ongoing basis in an effort to enhance the trust's dividend. Unlike with other fixed-income classes, using leverage in conjunction with senior loans does not involve the same degree of risk from rising short-term interest rates, since the income from senior loans adjusts to changes in interest rates, as do the rates which determine the trust's borrowing costs. (Similarly, should short-term rates fall, borrowing costs would also decline.) We might reduce leverage in periods of weaker credit quality conditions to prevent magnifying erosion of the trust's net asset value.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the trust in the future.

CHANGES TO INVESTMENT POLICIES

At a meeting held on March 1, 2006, the Board of Trustees approved changes to certain of the Trust's investment policies in order to expand the investment options available to the Trust as the Trust seeks to achieve its investment objective of high level of current income, consistent with preservation of capital. The Trust's investment policy of investing at least 80% of its total assets in Senior Loans remains unchanged. The changes to the Trust's investment policies are as follows:

(1) The Trust may, subject to the limits specified below, invest in credit-linked deposits. Credit-linked deposits are deposits by lenders, such as the Trust, to support the issuance of letters of credit to the Senior Loan borrower. The Trust receives from the bank issuing such letters of credit an agreed upon rate of return in exchange for its deposit. There are risks associated with credit-linked deposits, including the credit risk of the bank which maintains the deposit account as well as the credit risk of the borrower. The Trust bears the risk of possible loss of its principal investment, in addition to the periodic interest payments that are expected to be received for the duration of the Trust's investment in the credit-linked deposit. Thus, restating the Trust's investment policies to include this new investment: The Trust may invest up to 20% of its total assets in any combination of (1) warrants and equity securities, in each case the Trust must own or acquire a Senior Loan of the same issuer, (2) junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, (3) high quality short-term debt securities, (4) credit-linked deposits and (5) Treasury Inflation Protected Securities ("U.S. TIPS") and other inflation-indexed bonds issued by the U.S. government, its agencies or instrumentalities.

(2) The Trust's ability to invest in structured products has been increased to 10% of its total assets and expanded to include credit default swaps ("CDS") to enhance the yield on its portfolio or to increase income available for distributions or for other non-hedging purposes. A CDS is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a CDS transaction, a buyer pays periodic fees in return for a payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. When the Trust buys a CDS, it is utilizing the swap for hedging purposes similar to other hedging strategies described herein. When the Trust sells a CDS, it is utilizing the swap to enhance the yield on its portfolio to increase income available for distribution or for other non-hedging purposes, and the Trust is subject to the 10% limitation described herein on structured products.

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 1/31/2006
Beverage, Food & Tobacco                                          6.9%
Broadcasting--Cable                                               6.6
Printing & Publishing                                             6.2
Entertainment & Leisure                                           6.1
Hotels, Motels, Inns & Gaming                                     5.9
Chemicals, Plastics & Rubber                                      5.7
Healthcare                                                        5.2
Automotive                                                        4.7
Electronics                                                       4.4
Containers, Packaging & Glass                                     4.0
Buildings & Real Estate                                           4.0
Ecological                                                        3.0
Medical Products & Services                                       2.8
Aerospace/Defense                                                 2.7
Finance                                                           2.6
Natural Resources                                                 2.6
Utilities                                                         2.2
Insurance                                                         1.8
Healthcare & Beauty                                               1.7
Construction Material                                             1.6
Telecommunications--Local Exchange Carriers                       1.6
Personal & Miscellaneous Services                                 1.5
Pharmaceuticals                                                   1.4
Restaurants & Food Service                                        1.3
Diversified Manufacturing                                         1.3
Home & Office Furnishings, Housewares & Durable Consumer
  Products                                                        1.2
Telecommunications--Wireless                                      1.1
Machinery                                                         1.0
Retail--Specialty                                                 1.0
Mining, Steel, Iron & Non-Precious Metals                         0.9
Retail--Stores                                                    0.8
Retail--Oil & Gas                                                 0.7
Broadcasting--Radio                                               0.7
Paper & Forest Products                                           0.5
Business Equipment                                                0.4
Transportation--Rail Manufacturing                                0.4
Transportation--Cargo                                             0.4
Farming & Agriculture                                             0.4
Non-Durable Consumer Products                                     0.4
Grocery                                                           0.3
Textiles & Leather                                                0.3
Broadcasting--Diversified                                         0.2
Broadcasting--Television                                          0.1
Telecommunications--Long Distance                                 0.1
Transportation--Personal                                          0.0
                                                                -----
Total Long Term Investments                                      98.7%
Short-Term Investments                                            1.3
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Summary of investments by industry classification percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800)847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            VARIABLE RATE** SENIOR LOAN INTERESTS  176.1%
            AEROSPACE/DEFENSE  5.0%
 $ 9,643    Alion Science and
            Technology Corp., Term
            Loan...................... B1        B+      6.45%      08/02/09     $    9,643,050
   4,050    AM General, LLC, Term Loan                  8.87 to
            (b)....................... NR        NR      10.50      11/01/11          4,184,999
   2,940    Anteon International
            Corp., Term Loan (b)...... Ba2       BB       6.32      12/31/10          2,967,846
   1,506    Apptis, Inc., Term Loan... B2        B+       7.81      01/05/10          1,516,081
   7,565    ARINC, Inc., Term Loan.... Ba3       BB       6.20      03/10/11          7,674,000
   4,230    DynCorp International,                      6.81 to
            LLC, Term Loan............ B2        B+       7.44      02/11/11          4,274,317
   3,000    IAP Worldwide Services,
            Inc., Term Loan........... B2        B+       7.63      12/30/12          3,035,625
   3,881    ILC Industries, Inc., Term
            Loan...................... NR        NR       7.03      02/24/12          3,938,708
  10,218    K&F Industries, Inc., Term                  6.81 to
            Loan...................... B2        B+       8.25      11/16/12         10,345,693
   5,260    SI International, Inc.,
            Term Loan................. B1        B+       5.78      02/09/11          5,302,990
  11,427    Spirit AeroSystems, Inc.,
            Term Loan................. B1        BB-      6.85      12/31/11         11,595,205
   6,874    TransDigm, Inc.,
            Term Loan................. B1        B+       6.58      07/22/10          6,969,403
   5,732    Wyle Laboratories, Inc.,
            Term Loan................. NR        B+       7.02      01/28/11          5,823,039
                                                                                 --------------
                                                                                     77,270,956
                                                                                 --------------
            AUTOMOTIVE  8.5%
   9,046    Accuride Corp, Term Loan                    6.25 to
            (b)....................... B1        B+       6.75      01/31/12          9,167,359
  14,021    Federal-Mogul Corp., Term
            Loan (c).................. NR        NR       8.31      12/09/06         14,055,961
  15,384    Federal-Mogul Corp.,
            Revolving Credit Agreement
            (c)....................... NR        NR       8.31      12/09/06         15,431,585
   2,178    Heartland Automotive
            Holdings, Inc., Term                        7.39 to    01/31/10 to
            Loan...................... NR        NR      11.39      01/31/12          2,201,302
  31,864    Hertz Corp., Term Loan.... Ba2       BB       6.65      12/21/12         32,352,826
  10,421    MetoKote Corp.,                             7.47 to
            Term Loan................. B2        B+       7.67      11/27/11         10,421,250
   6,120    Polypore, Inc., Term
            Loan...................... B2        B        7.53      11/12/11          6,091,508
  10,634    Safelite Glass Corp., Term                  8.52 to
            Loan...................... NR        NR       9.02      09/30/07         10,527,975
   3,818    Tenneco Automotive, Inc.,
            Term Loan................. B1        B+       6.63      12/12/10          3,880,590

 10                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            AUTOMOTIVE (CONTINUED)
 $26,673    TRW Automotive, Inc., Term                  6.00 to    10/31/10 to
            Loan...................... Ba2       BB+     6.25%      06/30/12     $   26,706,771
   1,808    United Components, Inc.,
            Term Loan................. B1        BB-      6.81      06/30/10          1,836,589
                                                                                 --------------
                                                                                    132,673,716
                                                                                 --------------
            BEVERAGE, FOOD & TOBACCO  12.6%
  19,500    Acosta Sales Co., Inc.,                     6.67 to    12/06/12 to
            Term Loan................. NR        NR      10.17      06/06/13         19,778,438
  13,050    Birds Eye Foods, Inc.,                      7.28 to
            Term Loan (b)............. B1        B+       7.36      06/30/08         13,237,604
   1,646    Buffets Holdings, Inc.,
            Term Loan................. B1        B-       8.07      06/28/09          1,662,247
  13,057    Commonwealth Brands, Inc.,
            Term Loan (b)............. NR        NR       7.00      12/22/12         13,213,684
   6,117    Constellation Brands,                       5.75 to
            Inc., Term Loan (b)....... Ba2       BB       6.31      11/30/11          6,195,882
   5,211    Culligan International
            Co., Term Loan (b)........ B1        B+       6.97      09/30/11          5,284,055
   5,387    Doane Pet Care Co., Term                    6.62 to
            Loan...................... B1        BB-      6.94      10/24/12          5,463,931
   7,226    Dole Food Co., Inc., Term                   5.63 to
            Loan...................... Ba3       BB       7.75      04/18/12          7,265,182
   6,900    Dole Holding Co., Term
            Loan...................... B3        B        9.44      07/22/10          7,063,875
  13,582    DS Waters Enterprises, LP,
            Term Loan................. Caa3      CCC      9.03      11/07/09         13,118,322
   1,800    Eight O'clock Coffee Co.,
            Term Loan................. NR        NR       7.69      11/14/11          1,822,500
   3,000    Le-Nature's, Inc., Term                     7.88 to
            Loan...................... B1        B        9.25      06/23/10          3,045,000
   6,764    Luigino's, Inc., Term                       7.44 to
            Loan...................... B1        B+       7.63      04/02/11          6,823,155
   1,751    Mafco Worldwide Corp.,
            Term Loan................. B1        B+       6.50      12/08/11          1,769,513
   8,874    Michael Foods, Inc., Term                   6.50 to
            Loan...................... B1        B+       6.67      11/21/10          8,997,686
   8,196    National Dairy Holdings,
            LP, Term Loan............. B1        NR       6.57      03/15/12          8,241,688
   3,000    National Distributing,
            Co., Inc., Term Loan...... NR        NR      11.06      06/22/10          3,007,500
   2,506    OSI Foods GMBH & Co. KG,
            Term Loan................. NR        NR       6.53      09/02/11          2,538,533
   5,638    OSI Group, LLC,
            Term Loan................. NR        NR       6.53      09/02/11          5,711,700
   3,132    OSI-Holland Finance B.V.,
            Term Loan................. NR        NR       6.53      09/02/11          3,173,166

See Notes to Financial Statements                                             11

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 4,658    PBM Products, LLC, Term                     7.39 to
            Loan...................... NR        NR      7.56%      07/26/11     $    4,713,585
   7,624    Pierre Foods, Inc., Term
            Loan...................... B1        B+       5.56      06/30/10          7,725,651
  29,531    Pinnacle Foods, Inc., Term
            Loan...................... B1        B+       7.78      11/25/10         29,952,009
     750    Reddy Ice Group, Inc.,
            Term Loan................. B1        B+       6.32      08/09/12            757,735
   8,778    Sturm Foods, Inc., Term                     7.25 to    05/26/11 to
            Loan...................... NR        NR      11.50      05/26/12          8,875,581
   2,254    Sunny Delight Beverage                      8.36 to
            Co., Term Loan............ B2        B        8.63      08/20/10          2,237,504
   3,970    Volume Services America,                    7.89 to
            Inc., Term Loan........... B2        NR       8.50      10/01/10          4,007,219
                                                                                 --------------
                                                                                    195,682,945
                                                                                 --------------
            BROADCASTING--CABLE  12.0%
   2,400    Adelphia Communications
            Corp., Term Loan (b)...... NR        NR       6.31      05/31/06          2,412,000
   5,306    Cebridge Connections,                       7.25 to
            Inc., Term Loan........... NR        NR       9.25      02/23/09          5,338,659
   3,300    Century Cable Holdings,
            LLC, Term Loan (c)........ NR        NR       9.25      06/30/09          3,219,219
  61,118    Charter Communications
            Operating, LLC, Term Loan                   7.67 to    04/27/10 to
            (b)....................... B2        B        7.92      04/07/11         61,579,202
   9,593    Frontiervision Operating
            Partners, LP, Term Loan                     8.65 to    09/30/05 to
            (c) (j)................... NR        NR       8.78      03/31/06          9,617,482
   2,354    Frontiervision Operating
            Partners, LP, Revolving
            Credit Agreement (c)
            (j)....................... NR        NR       8.65      10/31/05          2,359,747
  13,373    Hilton Head
            Communications, LP, Term
            Loan (c).................. NR        NR       8.50      03/31/08         12,980,412
   9,760    Hilton Head
            Communications, LP,
            Revolving Credit Agreement
            (c)....................... NR        NR       7.25      09/30/07          9,450,930
   9,198    Insight Midwest Holdings,
            LLC, Term Loan............ Ba3       BB-      6.56      12/31/09          9,336,330
                                                        6.36 to
   4,975    MCC Iowa, LLC, Term Loan.. Ba3       BB-      6.64      02/01/14          5,047,207
  51,095    Olympus Cable Holdings,                     8.50 to    06/30/10 to
            LLC, Term Loan (c)........ NR        NR       9.25      09/30/10         49,803,858

 12                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            BROADCASTING--CABLE (CONTINUED)
 $10,871    Parnassos, LP, Term Loan
            (c)....................... NR        NR      7.25%      06/30/07     $   10,786,995
   4,753    Parnassos, LP, Revolving
            Credit Agreement (c)...... NR        NR       7.25      06/30/07          4,720,133
                                                                                 --------------
                                                                                    186,652,174
                                                                                 --------------
            BROADCASTING--DIVERSIFIED  0.4%
   5,985    Entravision Communications
            Corp., Term Loan.......... Ba3       B+       6.03      03/29/13          6,031,132
                                                                                 --------------

            BROADCASTING--RADIO  1.2%
   5,691    NextMedia Operating, Inc.,                  6.40 to    11/15/12 to
            Term Loan................. B1        B        8.97      11/15/13          5,750,179
   8,959    Spanish Broadcasting
            Systems, Inc., Term                         6.53 to    06/10/12 to
            Loan...................... B1        B+       8.02      06/10/13          9,090,448
   3,474    Susquehanna Media Co.,
            Term Loan................. Ba2       BB       6.01      03/31/12          3,480,263
                                                                                 --------------
                                                                                     18,320,890
                                                                                 --------------
            BROADCASTING--TELEVISION  0.3%
   4,179    HIT Entertainment, Inc.,
            Term Loan................. B1        B        6.86      03/20/12          4,199,373
                                                                                 --------------

            BUILDINGS & REAL ESTATE  7.3%
   6,000    AIMCO Properties, LP, Term                  6.35 to    11/02/09 to
            Loan (b).................. NR        NR       6.42      11/09/09          6,089,628
   6,667    BioMed Realty, LP, Term
            Loan (b).................. NR        NR       6.64      05/30/10          6,683,333
  15,000    Capital Automotive LP,
            Term Loan (b)............. Ba1       NR       6.31      12/16/10         15,061,875
   6,120    CB Richard Ellis Services,                  6.01 to
            Inc., Term Loan (b)....... Ba3       BB-      6.68      03/31/10          6,188,597
     318    Central Parking Corp.,
            Term Loan................. Ba3       BB-      6.53      03/31/10            321,540
   6,000    Edge-Star Partners, Term
            Loan...................... NR        NR       7.73      11/18/06          5,970,000
  15,274    General Growth Properties,                  6.22 to    11/12/07 to
            LLC, Term Loan............ Ba2       BB+      6.57      11/12/08         15,312,594
   3,518    GEO Group, Inc.,                            6.53 to
            Term Loan................. Ba3       BB-      6.56      09/14/11          3,552,935
   3,000    Harlan Sprague Dawley,                      7.05 to
            Inc., Term Loan........... B2        B+       8.75      12/19/11          3,035,625
   6,000    Landsource Communities
            Development, LLC, Term
            Loan...................... NR        NR       7.00      03/31/10          6,063,750
   2,419    Lion Gables Realty, LP,                     6.15 to
            Term Loan................. Ba2       BB+      6.17      09/30/06          2,434,295

See Notes to Financial Statements                                             13

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            BUILDINGS & REAL ESTATE (CONTINUED)
 $ 7,500    Macerich Partnership, LP,
            Term Loan................. NR        NR      5.94%      04/25/10     $    7,554,690
   2,840    NewKirk Master, LP, Term
            Loan...................... Ba2       BB+      6.14      08/11/08          2,864,468
   3,600    Shea Capital I, LLC, Term
            Loan...................... NR        NR       6.26      10/27/11          3,609,000
   2,500    Shea Mountain House, LLC,
            Term Loan................. NR        NR       6.34      05/11/11          2,519,532
   4,500    South Edge, LLC, Term                       6.38 to    10/31/07 to
            Loan...................... NR        NR       6.57      10/31/09          4,526,874
  12,000    WCI Communities, Inc.,
            Term Loan................. NR        NR       6.37      12/23/10         12,030,000
   9,439    Yellowstone Development,
            LLC, Term Loan............ NR        NR       6.94      09/30/10          9,493,776
                                                                                 --------------
                                                                                    113,312,512
                                                                                 --------------
            BUSINESS EQUIPMENT  0.8%
   2,469    ACCO Brands Corp., Term                     6.12 to
            Loan (b).................. Ba3       BB-      6.35      08/17/12          2,501,461
   4,483    Katun Corp., Term Loan.... NR        BB-      8.78      06/30/09          4,494,107
   5,463    Verifone, Inc., Term
            Loan...................... B1        B+       6.67      06/30/11          5,531,013
                                                                                 --------------
                                                                                     12,526,581
                                                                                 --------------
            CHEMICALS, PLASTICS & RUBBER  10.3%
   3,900    Basell North America
            (Netherlands), Term                         6.91 to    09/07/13 to
            Loan...................... Ba3       B+       7.67      09/07/14          3,963,870
   1,787    Becker-Underwood, Inc.,                     8.78 to    09/30/11 to
            Term Loan................. NR        NR      11.53      03/31/12          1,786,500
  18,536    Celanase, AG (Germany),
            Term Loan (b)............. B1        B+       6.53      04/06/11         18,767,351
  59,928    Huntsman International,
            LLC, Term Loan............ Ba3       BB-      6.23      08/16/12         60,321,026
  13,305    INVISTA (Netherlands),                      6.07 to    04/30/10 to
            Term Loan................. Ba3       BB       6.38      04/29/11         13,466,680
  10,881    ISP Chemco, Inc., Term                      6.44 to
            Loan...................... Ba2       BB       6.50      03/27/11         11,017,202
   8,325    Kraton Polymers, LLC, Term                  6.63 to
            Loan...................... B1        B+       7.06      12/23/10          8,449,950
                                                        6.44 to    11/04/09 to
  14,600    Nalco Co., Term Loan...... B1        BB-      6.94      11/04/10         14,801,058
  10,223    PQ Corp., Term Loan....... B1        B+       6.56      02/10/12         10,356,924
  17,958    Rockwood Specialties
            Group, Inc., Term Loan.... B1        B+       6.67      07/30/12         18,197,796
                                                                                 --------------
                                                                                    161,128,357
                                                                                 --------------
            CONSTRUCTION MATERIAL  2.1%
  12,000    AXIA, Inc., Term Loan..... B2        B        7.87      12/21/12         12,030,000
   2,537    Brand Services, Inc., Term                  7.20 to
            Loan (b).................. B2        B        7.53      01/15/12          2,575,842

 14                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            CONSTRUCTION MATERIAL (CONTINUED)
 $ 1,147    Builders FirstSource,                       7.03 to    08/11/11 to
            Inc., Term Loan (b)....... B1        BB-     8.59%      02/15/12     $    1,154,311
   1,950    Building Materials Holding
            Corp., Term Loan (b)...... NR        BB       6.28      06/30/10          1,971,938
   5,331    Interline Brands, Inc.,                     6.24 to
            Term Loan................. B1        BB       6.78      12/31/10          5,384,310
     599    Panolam Industries
            International, Inc.
            (Canada), Term Loan....... B1        B+       7.28      09/30/12            607,478
   4,219    Professional Paint, Inc.,                   7.25 to
            Term Loan................. NR        NR       7.31      09/30/11          4,250,391
     916    Sensus Metering Systems,                    6.54 to
            Inc., Term Loan........... B2        B+       7.22      12/17/10            925,869
   1,515    Werner Holding Co., Inc.,
            Term Loan................. Caa1      B-       8.44      06/11/09          1,511,727
   3,272    Werner Holding Co., Inc.,
            Term Loan (g)............. Caa2      CCC     12.94      12/11/09          2,862,634
                                                                                 --------------
                                                                                     33,274,500
                                                                                 --------------
            CONTAINERS, PACKAGING & GLASS  7.3%
   4,577    Berry Plastics Corp., Term
            Loan (b).................. B1        B+       6.45      12/02/11          4,642,794
   2,645    BWAY Corp., Term Loan
            (b)....................... B1        B+       6.56      06/30/11          2,683,647
   1,773    Consolidated Container
            Co., LLC, Term Loan....... B2        B-       7.50      12/15/08          1,789,622
   1,800    Crown Americas, Inc., Term
            Loan (b).................. Ba2       BB-      6.00      11/15/12          1,814,063
  22,858    Dr. Pepper/Seven Up
            Bottling Group, Inc., Term                  6.45 to
            Loan...................... B1        NR       6.49      12/19/10         23,203,292
   5,655    Graham Packaging Co., Term                  6.75 to    10/07/11 to
            Loan...................... B2        B        8.81      04/07/12          5,733,910
  13,817    Graphic Packaging
            International Corp., Term                   6.72 to
            Loan...................... B1        B+       7.19      08/08/10         14,045,943
   1,108    Graphic Packaging
            International Corp.,
            Revolving Credit                            7.39 to
            Agreement................. B1        B+       9.25      08/08/09          1,075,846
   4,276    Impress Metal Packaging
            Holding B.V.
            (Netherlands), Term
            Loan...................... NR        B+       7.94      12/31/06          4,297,283
   7,001    Kranson Industries, Inc.,
            Term Loan................. NR        NR       7.28      07/30/11          7,097,730
  15,791    Owens-Illinois, Inc., Term                  6.18 to    04/01/07 to
            Loan...................... B1        BB-      6.35      04/01/08         15,888,800

See Notes to Financial Statements                                             15

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS (CONTINUED)
 $ 8,113    Packaging Dynamics, Term                    6.53 to    09/29/08 to
            Loan...................... NR        NR      6.78%      09/29/09     $    8,132,125
   4,200    Ranpak Corp., Term Loan... NR        NR       7.06      12/14/11          4,234,125
   8,960    Smurfit-Stone Container                     6.69 to
            Corp., Term Loan.......... Ba3       B+       6.81      11/01/11          9,058,081
   2,697    Smurfit-Stone Container
            Corp., Revolving Credit                     6.94 to
            Agreement................. Ba3       B+       8.75      11/01/09          2,650,294
     998    Solo Cup, Inc., Term                        6.98 to
            Loan...................... B2        B+       7.03      02/27/11          1,007,942
   5,895    U.S. Can Corp., Term
            Loan...................... B3        B        8.31      01/15/10          5,953,950
   1,030    Unifrax Corp., Term
            Loan...................... B1        B+       6.88      03/29/12          1,047,034
                                                                                 --------------
                                                                                    114,356,481
                                                                                 --------------
            DIVERSIFIED MANUFACTURING  2.3%
   4,958    Chart Industries, Inc.,                     6.38 to
            Term Loan................. B1        B+       6.63      10/17/12          5,020,313
  12,066    Euramax International,                      7.24 to    06/29/12 to
            Inc., Term Loan........... Caa1      B-      11.54      06/29/13         11,700,664
  18,554    Mueller Group, Inc., Term                   6.47 to
            Loan...................... B2        B+       6.92      10/03/12         18,797,015
                                                                                 --------------
                                                                                     35,517,992
                                                                                 --------------
            ECOLOGICAL  5.4%
  34,062    Allied Waste North
            America, Inc., Term Loan                    6.09 to
            (b)....................... B1        BB       6.73      01/15/12         34,365,091
   5,752    Duratek, Inc., Term                         7.81 to
            Loan...................... B1        BB-      7.94      12/16/09          5,780,499
   8,916    Envirocare of Utah, LLC,                    7.38 to
            Term Loan................. NR        NR      10.13      04/13/10          9,108,431
   4,076    Environmental Systems
            Products Holdings, Term                     7.97 to    12/12/08 to
            Loan...................... Caa1      NR      14.67      12/12/10          4,154,732
   4,355    Great Lakes Dredge & Dock                   7.77 to
            Corp., Term Loan.......... B3        CCC      8.24      12/22/10          4,420,746
   3,900    LVI Services, Inc., Term                    7.13 to
            Loan...................... NR        NR       7.34      11/16/11          3,939,000
   1,489    Safety-Kleen Corp., Term                    11.33 to
            Loan...................... NR        NR      11.56      09/15/08          1,527,830
   5,486    Synagro Technologies,
            Inc., Term Loan........... B2        BB-      6.86      06/21/12          5,513,143
     914    Synagro Technologies,
            Inc., Term Loan........... B2        BB-      6.75      06/21/12            916,571
   6,234    Waste Services, Inc., Term                  7.28 to
            Loan...................... B2        B-       7.74      03/31/11          6,301,526

 16                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            ECOLOGICAL (CONTINUED)
 $ 1,800    WasteQuip, Inc.,
            Term Loan................. B3        B-      10.53%     07/15/12     $    1,831,500
   5,459    WCA Waste Systems, Inc.,
            Term Loan................. B2        B        7.53      04/28/11          5,472,397
                                                                                 --------------
                                                                                     83,331,466
                                                                                 --------------
            ELECTRONICS  8.0%
   8,443    AMI Semiconductor, Inc.,
            Term Loan (b)............. Ba3       BB-      6.06      04/01/12          8,498,791
   5,318    Amkor Technology, Inc.,
            Term Loan (b)............. B2        B-       8.88      10/27/10          5,512,631
   4,213    Audio Visual Services
            Corp., Term Loan.......... B1        NR       7.28      05/18/11          4,254,625
   4,178    Automata, Inc., Term Loan                              02/28/03 to
            (a) (c) (i)............... NR        NR       N/A       02/28/04                  0
   3,741    DoubleClick, Inc., Term
            Loan...................... B2        B        8.34      07/13/12          3,796,734
     847    Eastman Kodak Co., Term                     6.61 to
            Loan...................... Ba3       B+       6.85      10/18/12            852,830
  17,190    ON Semiconductor Corp.,
            Term Loan................. B3        B+       7.30      12/15/11         17,380,798
  15,712    Spectrum Brands, Inc.,                      6.17 to
            Term Loan................. B1        B+       6.85      02/06/12         15,878,620
  45,273    Sungard Data Systems,
            Inc., Term Loan........... B1        B+       6.81      02/11/13         45,791,232
   9,578    UGS Corp., Term Loan...... B1        B+       6.55      03/31/12          9,709,976
   5,346    Viasystems, Inc., Term
            Loan...................... B2        NR       8.83      09/30/09          5,406,142
   2,340    Viasystems, Inc.,
            Revolving Credit
            Agreement................. B2        NR      10.75      01/31/08          2,292,893
   5,000    Xerox Corp., Term Loan.... NR        BB-      6.22      09/30/08          5,048,125
                                                                                 --------------
                                                                                    124,423,397
                                                                                 --------------
            ENTERTAINMENT & LEISURE  11.0%
   2,726    24 Hour Fitness Worldwide,                  7.54 to
            Inc., Term Loan (b)....... B2        B        7.70      06/08/12          2,765,001
   2,977    Alliance Atlantis
            Communications, Inc., Term
            Loan...................... Ba2       BB       6.07      12/20/11          3,005,414
     498    Blockbuster, Inc., Term                     8.04 to
            Loan...................... B3        B-       8.73      08/20/11            483,197
   2,398    Detroit Red Wings, Inc.,
            Term Loan................. NR        NR       6.78      08/30/06          2,409,772
   9,289    Fender Musical Instruments
            Corp., Term Loan.......... B3        B-       8.72      09/30/12          9,335,068
   3,948    Festival Fun Parks, LLC,                    8.78 to    06/30/07 to
            Term Loan................. NR        NR       9.28      12/31/07          3,930,717

See Notes to Financial Statements                                             17

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE (CONTINUED)
 $50,000    Metro-Goldwyn-Mayer
            Studios, Inc., Term
            Loan...................... NR        NR      6.78%      04/08/12     $   50,573,850
     538    Metro-Goldwyn-Mayer
            Studios, Inc., Revolving
            Credit Agreement.......... NR        NR       7.07      04/08/10            522,308
   5,000    Mets, LP, Term Loan....... NR        NR       6.39      07/25/10          5,056,250
     540    Movie Gallery, Inc., Term
            Loan...................... B2        B-       8.03      04/27/10            516,038
   6,918    Panavision, Inc., Term
            Loan...................... B3        CCC     10.76      01/12/07          7,004,868
   7,667    Pure Fishing, Inc., Term                    7.53 to    09/30/10 to
            Loan...................... B1        B+      10.43      03/31/11          7,723,543
  27,065    Regal Cinemas, Inc., Term
            Loan...................... Ba2       BB-      6.53      11/10/10         27,407,091
     600    SFX Entertainment, Inc.,
            Term Loan................. B1        B+       6.76      06/21/13            600,938
   7,628    Six Flags Theme Parks,                      6.80 to
            Inc., Term Loan........... B1        B-       7.05      06/30/09          7,726,335
   1,246    Six Flags Theme Parks,
            Inc., Revolving Credit                      6.64 to
            Agreement................. B1        B-       6.81      06/30/08          1,229,785
   6,000    Southwest Sports Group,
            LLC, Term Loan............ NR        NR       7.06      12/22/10          6,075,000
   4,200    Tiger Ballpark, LLC, Term
            Loan...................... NR        NR       6.19      08/15/10          4,210,500
   9,116    True Temper Sports, Inc.,                   7.45 to
            Term Loan................. B2        B        9.25      03/15/11          9,207,088
   5,940    Universal City Development                  6.37 to
            Partners, LP, Term Loan... Ba3       BB-      6.60      06/09/11          6,015,486
  10,268    WMG Acquisition Corp.,                      6.37 to
            Term Loan................. Ba2       B+       6.61      02/28/11         10,378,272
   3,017    Yankees Holdings, LP, Term
            Loan...................... NR        NR       6.85      06/25/07          3,032,228
   1,960    Yonkers Racing Corp., Term                  8.01 to
            Loan...................... NR        NR       8.04      08/12/11          1,982,353
                                                                                 --------------
                                                                                    171,191,102
                                                                                 --------------
            FARMING & AGRICULTURE  0.7%
  10,500    Wm. Bolthouse Farms, Inc.,                  6.94 to    12/16/12 to
            Term Loan................. B2        B-       9.98      12/16/13         10,687,809
                                                                                 --------------

            FINANCE  4.7%
  12,000    Ameritrade Holding Corp.,
            Term Loan (b)............. Ba1       BB       6.04      12/31/12         12,076,500
   3,650    DCS Business Services,                      10.00 to
            Inc., Term Loan........... NR        NR      10.25      02/04/11          3,659,125

 18                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            FINANCE (CONTINUED)
 $19,800    Fidelity National
            Information Solutions,
            Inc., Term Loan........... Ba3       BB      6.19%      03/09/13     $   19,938,600
   6,000    LPL Holdings, Inc., Term
            Loan...................... B2        B        7.82      06/28/13          5,970,000
   9,101    Outsourcing Solutions,
            Inc., Term Loan........... NR        B-       9.07      09/30/10          9,055,836
   6,941    Rent-A-Center, Inc., Term                   5.76 to
            Loan...................... Ba2       BB+      6.41      06/30/10          7,021,100
   4,200    The Nasdaq Stock Market,                    6.00 to
            Inc., Term Loan........... Ba2       BBB-     6.19      12/08/11          4,242,874
  10,609    Transfirst Holdings, Inc.,                  7.56 to    03/31/10 to
            Term Loan................. NR        NR      12.06      03/31/11         10,671,654
                                                                                 --------------
                                                                                     72,635,689
                                                                                 --------------
            GROCERY  0.6%
   9,000    Roundy's Supermarkets,                      7.42 to
            Inc., Term Loan........... B2        B+       7.49      11/03/11          8,977,500
                                                                                 --------------

            HEALTHCARE  9.4%
   5,400    AMN Healthcare Services,
            Inc., Term Loan (b)....... Ba2       BB-      6.53      11/02/11          5,457,375
   9,600    Capella Healthcare, Inc.,                   7.45 to    11/30/12 to
            Term Loan................. B3        B       10.45      11/30/13          9,663,998
   8,025    Center for Diagnostic
            Imaging (CDI), Term
            Loan...................... B2        B+       8.03      12/31/10          7,904,539
  35,981    Community Health Systems,
            Inc., Term Loan (b)....... Ba3       BB-      6.16      08/19/11         36,494,102
   7,781    Concentra Operating Corp.,                  6.53 to
            Term Loan (b)............. B1        B+       6.69      09/30/11          7,885,864
     993    Diagnostic Imaging Group,
            LLC, Term Loan............ B2        B+       7.81      05/04/12            987,538
  11,019    FHC Health Systems, Inc.,                   10.41 to   12/18/09 to
            Term Loan................. B2        B       13.41      02/09/11         11,244,171
   1,090    Genoa Healthcare Group,                     7.73 to
            LLC, Term Loan............ B2        B        9.50      08/10/12          1,099,418
   2,317    Healthronics, Inc., Term
            Loan...................... Ba3       BB-      6.38      03/23/11          2,325,350
  43,457    LifePoint Hospitals, Inc.,
            Term Loan................. Ba3       BB       6.19      04/15/12         43,770,708
   2,236    Multiplan, Inc., Term
            Loan...................... Ba3       B+       7.03      03/04/09          2,264,062
   2,400    Radiation Therapy
            Services, Inc., Term                        6.53 to
            Loan...................... B1        BB       7.75      12/16/12          2,416,500
  10,798    Select Medical Corp., Term                  6.12 to
            Loan...................... B1        BB-      8.00      02/24/12         10,707,700

See Notes to Financial Statements                                             19

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
 $   800    Select Medical Corp.,
            Revolving Credit                            6.76 to
            Agreement................. B1        BB-     9.00%      02/24/11     $      796,000
   3,559    Sterigenics International,
            Inc., Term Loan........... B2        B+       7.50      06/14/11          3,607,546
                                                                                 --------------
                                                                                    146,624,871
                                                                                 --------------
            HEALTHCARE & BEAUTY  2.7%
  10,109    American Safety Razor Co.,                  7.15 to    02/28/12 to
            Term Loan (b)............. B2        B       10.31      08/28/12         10,260,973
   3,648    CEI Holdings, Inc., Term                    7.44 to    12/03/10 to
            Loan...................... NR        NR      11.19      12/03/11          3,459,012
   4,639    Marietta Intermediate
            Holding Corp., Term                         7.28 to    12/17/10 to
            Loan...................... NR        NR      11.85      12/17/11          4,687,182
   9,877    MD Beauty, Inc., Term                       7.67 to    02/18/12 to
            Loan...................... B1        CCC      9.25      02/18/13          9,929,393
  14,235    Prestige Brands Holdings,                   6.31 to
            Inc., Term Loan........... B1        B+       8.50      04/06/11         14,377,334
                                                                                 --------------
                                                                                     42,713,894
                                                                                 --------------
            HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
            CONSUMER PRODUCTS  2.2%
                                                        9.39 to
   6,035    Formica Corp., Term Loan.. NR        NR       9.51      06/10/10          6,064,910
   3,825    Hunter Fan Co., Term                        6.94 to
            Loan...................... B1        B        7.17      03/24/12          3,815,438
   1,380    Imperial Home Decor Group,
            Inc., Term Loan (a) (d)
            (i)....................... NR        NR       N/A       04/04/06             34,490
  11,100    National Bedding Co., Term                  9.50 to
            Loan...................... B3        B+       9.60      08/31/12         11,113,875
   2,835    Quality Home Brands                         7.13 to
            Holdings, LLC, Term Loan.. NR        NR       7.28      11/04/11          2,852,322
   7,022    Sealy Mattress Co., Term                    6.12 to
            Loan...................... B1        B+       6.23      04/06/12          7,107,565
     250    Sealy Mattress Co.,
            Revolving Credit
            Agreement................. B1        B+       7.75      04/06/10            245,000
   2,363    World Kitchen, Inc., Term
            Loan...................... B3        NR       7.75      03/31/08          2,342,040
                                                                                 --------------
                                                                                     33,575,640
                                                                                 --------------
            HOTELS, MOTELS, INNS & GAMING  10.8%
   1,425    Alliance Gaming Corp.,
            Term Loan (b)............. B1        B+       8.18      09/04/09          1,427,124
   4,875    Boyd Gaming Corp., Term                     5.70 to
            Loan (b).................. Ba2       BB       6.03      06/30/11          4,931,113
   1,802    CCM Merger, Corp., Term                     6.39 to
            Loan (b).................. B1        B+       6.52      07/19/12          1,814,799

 20                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
 $ 2,631    Global Cash Access, LLC,
            Term Loan................. Ba3       B+      6.82%      03/10/10     $    2,666,325
   8,400    Greektown Casino, LLC,
            Term Loan................. B1        B        7.07      12/03/12          8,515,500
   4,913    Green Valley Ranch Gaming,
            LLC, Term Loan............ NR        NR       6.53      12/17/11          4,977,356
   4,169    Herbst Gaming, Inc., Term                   6.20 to
            Loan...................... B1        B+       6.53      01/31/11          4,224,516
   5,103    Interstate Operating Co.,
            LP, Term Loan............. B2        B        9.06      01/14/08          5,179,619
   3,955    Isle of Capri Casinos,                      6.16 to
            Inc., Term Loan........... Ba2       BB-      6.47      02/04/11          3,991,181
   7,654    Kuilima Resort Co., Term                    7.32 to    09/30/10 to
            Loan...................... NR        NR      11.07      09/30/11          7,730,373
   7,339    MGM Mirage, Term Loan..... Ba2       BB       6.28      04/25/10          7,357,179
  15,902    MGM Mirage, Revolving                       5.87 to
            Credit Agreement.......... Ba2       BB       6.28      04/25/10         15,444,609
     600    Pinnacle Entertainment,
            Term Loan................. B1        BB-      6.49      12/15/11            605,875
     113    Planet Hollywood
            International, Inc., Term
            Loan (g).................. B3        B-       8.53      08/31/10            111,590
  44,375    Planet Hollywood
            International, Inc., Term
            Loan...................... B3        B-       7.53      08/31/10         43,792,894
   4,811    Resorts International
            Hotel & Casino, Inc., Term
            Loan...................... B3        CCC     12.03      04/26/13          4,358,380
   6,831    Scientific Games Corp.,
            Term Loan................. Ba2       BB       6.32      12/23/09          6,922,078
  20,200    Venetian Casino Resorts,
            LLC, Term Loan............ Ba3       BB-      6.28      06/15/11         20,400,424
     344    Venetian Casino Resorts,
            LLC, Revolving Credit
            Agreement................. Ba3       BB-      6.27      02/22/10            336,694
  22,338    Wynn Las Vegas, LLC, Term
            Loan...................... B2        B+       6.69      12/14/11         22,597,173
                                                                                 --------------
                                                                                    167,384,802
                                                                                 --------------
            INSURANCE  3.2%
   4,194    American Wholesale
            Insurance Group, Inc.,                      5.50 to    10/27/11 to
            Term Loan................. NR        B       11.99      04/27/12          4,204,485
   7,200    Arg Holdings, LLC, Term                     7.22 to    11/30/11 to
            Loan...................... B2        NR      11.47      11/30/12          7,293,000
   4,913    Bristol West Holdings,
            Inc., Term Loan........... Ba1       BB+      6.28      02/18/11          4,937,062

See Notes to Financial Statements                                             21

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            INSURANCE (CONTINUED)
 $ 2,867    CCC Information Services
            Group, Inc., Term Loan.... B1        B+      7.31%      08/20/10     $    2,873,857
   7,789    Conseco, Inc., Term Loan
            (b)....................... B2        BB-      6.47      06/22/10          7,857,543
   9,122    Hilb, Rogal & Hamilton                      6.31 to    12/15/09 to
            Co., Term Loan............ Ba3       BB       6.81      12/15/11          9,213,369
   1,717    Mitchell International,
            Inc., Term Loan........... B1        B+       6.53      08/15/11          1,742,670
  11,762    USI Holdings Corp., Term
            Loan...................... B1        BB-      7.07      08/11/08         11,813,288
                                                                                 --------------
                                                                                     49,935,274
                                                                                 --------------
            MACHINERY  1.8%
   7,248    Alliance Laundry Holdings,
            LLC, Term Loan (b)........ B1        B        6.73      01/27/12          7,352,251
   3,573    Douglas Dynamics, LLC,
            Term Loan................. B1        BB-      6.28      12/16/10          3,599,805
   2,838    Flowserve Corp., Term                       6.19 to
            Loan...................... Ba3       BB-      6.50      08/10/12          2,876,803
   6,050    Goodman Global Holdings,
            Inc., Term Loan........... B2        B+       6.94      12/23/11          6,144,096
   6,000    Penhall International                       11.17 to
            Corp., Term Loan.......... NR        NR      11.21      11/01/10          6,060,000
   2,456    United Rentals (North
            America), Inc., Term
            Loan...................... B2        BB-      6.79      02/14/11          2,486,953
                                                                                 --------------
                                                                                     28,519,908
                                                                                 --------------
            MEDICAL PRODUCTS & SERVICES  4.3%
   2,400    Accellent, Inc., Term Loan
            (b)....................... B2        BB-      6.39      11/22/12          2,421,000
   5,346    American Medical
            Instruments Holdings,
            Inc., Term Loan........... B2        B+       7.57      12/09/10          5,399,460
     402    Colgate Medical, Ltd.
            (England), Term Loan...... Ba2       BB-      6.60      12/30/08            404,536
   4,804    CONMED Corp., Term Loan
            (b)....................... Ba3       BB-      6.76      12/15/09          4,862,331
  46,257    DaVita, Inc., Term Loan                     6.54 to
            (b)....................... B1        BB-      6.94      10/05/12         46,971,667
   3,356    Kinetics Concepts, Inc.,
            Term Loan................. Ba3       BB       6.28      08/11/10          3,396,274
   3,204    VWR International, Inc.,
            Term Loan................. B2        B+       7.12      04/07/11          3,254,727
                                                                                 --------------
                                                                                     66,709,995
                                                                                 --------------

 22                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            MINING, STEEL, IRON & NON-PRECIOUS METALS  1.7%
 $ 6,000    Gibraltar Industries,
            Inc., Term Loan........... Ba1       BB      6.28%      12/08/12     $    6,045,000
   5,102    New Enterprise Stone &
            Lime Co., Inc., Term                        6.89 to
            Loan...................... NR        NR       8.50      07/30/10          5,140,458
  13,097    Novelis, Inc., Term
            Loan...................... Ba2       BB-      6.01      01/06/12         13,266,960
   2,281    Techs Industries, Inc.,
            Term Loan................. NR        NR       7.57      01/14/10          2,284,102
                                                                                 --------------
                                                                                     26,736,520
                                                                                 --------------
            NATURAL RESOURCES  4.7%
     599    Cheniere LNG Holdings,
            LLC, Term Loan (b)........ NR        BB       6.95      08/30/12            604,298
  21,118    El Paso Corp., Term
            Loan...................... B3        B        7.31      11/23/09         21,286,169
   2,566    Foundation PA Coal Co.,                     6.28 to
            Term Loan................. Ba3       BB-      6.44      07/30/11          2,612,642
   2,400    Key Energy Services Group,                  7.02 to
            Inc., Term Loan........... NR        NR       7.52      06/30/12          2,437,001
   8,018    LYONDELL-CITGO Refining,
            LP, Term Loan............. NR        NR       6.53      05/21/07          8,098,079
                                                        6.74 to
   2,566    SemCrude, LP, Term Loan... Ba2       NR       6.78      03/16/11          2,598,876
  28,592    Targa Resources, Inc.,                      6.66 to    10/31/07 to
            Term Loan................. Ba3       B+       6.92      10/31/12         28,742,595
   6,120    Universal Compression,
            Inc., Term Loan........... Ba2       BB       6.03      02/15/12          6,192,997
                                                                                 --------------
                                                                                     72,572,657
                                                                                 --------------
            NON-DURABLE CONSUMER PRODUCTS  0.6%
   2,400    Amscan Holdings, Inc.,
            Term Loan (b)............. B1        B+       7.51      12/23/12          2,377,001
   5,827    JohnsonDiversey, Inc.,                      6.76 to
            Term Loan................. B1        B+       7.64      12/16/11          5,887,022
   1,791    Mega Bloks, Inc. (Canada),
            Term Loan................. Ba3       BB-      6.44      07/27/10          1,815,626
                                                                                 --------------
                                                                                     10,079,649
                                                                                 --------------
            PAPER & FOREST PRODUCTS  0.7%
     995    NewPage Corp., Term Loan.. B1        B        7.56      05/02/11          1,007,438
   4,231    White Birch Paper Co.
            (Canada), Term Loan....... B2        B+       7.82      04/06/12          4,288,701
   5,970    Xerium Technologies, Inc.,
            Term Loan................. B1        B+       6.53      05/18/12          5,973,731
                                                                                 --------------
                                                                                     11,269,870
                                                                                 --------------

See Notes to Financial Statements                                             23

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            PERSONAL & MISCELLANEOUS SERVICES  2.7%
 $ 5,819    Affinion Group., Inc.,                      7.10 to
            Term Loan (b)............. B1        B+      7.23%      10/17/12     $    5,789,512
   1,841    Alderwoods Group, Inc.,                     6.06 to
            Term Loan (b)............. B1        BB-      6.73      09/29/09          1,863,719
   4,116    Coinmach Laundry Corp.,                     7.00 to
            Term Loan (b)............. B2        B        7.06      12/19/12          4,180,955
   3,642    Global Imaging Systems,                     5.83 to
            Inc., Term Loan........... Ba2       NR       6.03      05/10/10          3,668,864
   1,625    InfoUSA, Inc., Term
            Loan...................... Ba3       BB       8.75      03/25/09          1,629,062
  11,084    Iron Mountain, Inc., Term                   6.19 to
            Loan...................... B2        BB-      6.22      04/02/11         11,179,312
   1,906    Omniflight Helicopters,                     7.74 to    09/30/11 to
            Inc., Term Loan........... NR        NR       8.24      09/30/12          1,910,956
   6,906    Stewart Enterprises, Inc.,                  5.77 to
            Term Loan................. Ba3       BB       6.25      11/19/11          6,979,277
   4,200    Weight Watchers.com, Term                   6.72 to    12/16/10 to
            Loan...................... B1        B-       9.49      06/16/11          4,250,250
                                                                                 --------------
                                                                                     41,451,907
                                                                                 --------------
            PHARMACEUTICALS  2.6%
   3,510    Bradley Pharmaceuticals,
            Inc., Term Loan........... NR        NR       8.35      11/14/10          3,518,775
  10,824    MedPointe, Inc., Term                       9.06 to    09/30/07 to
            Loan...................... B2        B        9.81      09/30/08         10,823,651
  26,043    Warner Chilcott Holding                     7.01 to
            Co., Term Loan............ B2        B        7.44      01/18/12         26,177,167
                                                                                 --------------
                                                                                     40,519,593
                                                                                 --------------
            PRINTING & PUBLISHING  11.2%
  11,199    Adams Outdoor Advertising,
            LP, Term Loan (b)......... B1        B+       6.62      10/18/12         11,367,327
   2,866    ALM Media Holdings, Inc.,
            Term Loan................. B3        B-       7.07      03/05/10          2,867,395
   7,943    American Reprographics                      6.26 to
            Co., Term Loan (b)........ Ba3       BB-      8.00      06/18/09          8,031,945
   1,777    Ascend Media Holdings,                      7.02 to
            LLC, Term Loan............ NR        NR       7.28      01/31/12          1,780,278
   2,985    Canon Communications, LLC,
            Term Loan................. B3        B        8.28      05/31/11          2,985,000
   9,875    Cygnus Business Media,
            Inc., Term Loan........... B3        CCC      9.10      07/13/09          9,825,625
  14,963    Day International Group,                    7.03 to    12/05/12 to
            Inc., Term Loan........... B1        B       11.78      12/05/13         15,135,511
   2,799    Dex Media East, LLC, Term                   6.05 to
            Loan...................... Ba2       BB       6.36      05/08/09          2,826,014
  15,021    Dex Media West, LLC, Term                   6.05 to
            Loan...................... Ba2       BB       6.38      03/09/10         15,168,632

 24                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
 $ 4,950    Endurance Business Media,
            Inc., Term Loan........... B1        B       6.74%      03/08/12     $    4,996,406
   1,800    Enterprise NewsMedia, LLC,
            Term Loan................. NR        NR       7.53      06/30/12          1,822,500
   2,130    FSC Acquisition, LLC, Term                  6.33 to
            Loan...................... B2        B        6.69      08/01/12          2,141,139
   9,033    Haights Cross
            Communications, LLC, Term                   7.84 to
            Loan...................... B3        B-       8.84      08/20/08          9,134,852
   6,301    Herald Media, Inc., Term                    7.28 to    07/22/11 to
            Loan...................... NR        NR      10.28      01/22/12          6,356,143
   9,967    Liberty Group Operating,                    6.69 to
            Inc., Term Loan........... B1        B+       8.25      02/28/12         10,063,992
   3,560    MC Communications, LLC,
            Term Loan................. NR        NR       6.54      12/31/10          3,586,923
   2,097    MediaNews Group, Inc.,
            Term Loan................. NR        NR       5.81      12/30/10          2,103,024
   9,756    Merrill Communications,
            LLC, Term Loan............ B1        B+       6.81      12/22/12          9,879,472
   2,850    Network Communications,                     6.97 to
            Inc., Term Loan........... Ba3       B+       7.28      11/30/12          2,877,611
  13,083    New Publications, Inc.,                     6.55 to
            Term Loan................. NR        NR      11.35      08/05/12         12,783,268
  10,200    Primedia, Inc., Term
            Loan...................... NR        B        6.65      09/30/13         10,101,825
     370    Primedia, Inc., Revolving                   6.94 to
            Credit Agreement.......... NR        NR       7.00      06/30/08            355,910
  23,241    R.H. Donnelley, Inc., Term                  5.95 to    12/31/09 to
            Loan...................... Ba3       BB       6.53      06/30/11         23,423,375
   2,846    Source Media, Inc., Term
            Loan...................... B1        NR       6.85      11/08/11          2,883,694
   2,220    Southern Graphic Systems,                   6.90 to
            Inc., Term Loan........... B1        B+       7.21      12/30/11          2,247,750
                                                                                 --------------
                                                                                    174,745,611
                                                                                 --------------
            RESTAURANTS & FOOD SERVICE  2.4%
   5,970    Arby's, LLC, Term Loan                      6.66 to
            (b)....................... B1        B+       6.92      07/25/12          6,015,306
  12,239    Burger King Corp., Term
            Loan (b).................. Ba2       B+       6.31      06/30/12         12,383,832
   4,073    Captain D's, LLC, Term                      8.31 to    12/27/10 to
            Loan...................... NR        NR      10.56      06/27/11          4,106,663
   6,949    Carrols Corp., Term Loan
            (b)....................... B1        B+       7.00      12/31/10          7,053,297
   4,776    Denny's Corp., Term                         7.30 to    09/30/09 to
            Loan...................... B3        CCC      9.85      09/30/10          4,896,048

See Notes to Financial Statements                                             25

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            RESTAURANTS & FOOD SERVICE (CONTINUED)
 $   600    El Pollo Loco, Inc., Term                   7.39 to
            Loan...................... B3        B+      7.56%      11/18/11     $      606,938
   2,888    Landry's Restaurants,                       5.95 to
            Inc., Term Loan........... Ba2       BB-      6.28      12/28/10          2,919,207
                                                                                 --------------
                                                                                     37,981,291
                                                                                 --------------
            RETAIL--OIL & GAS  1.2%
   8,700    The Pantry, Inc., Term
            Loan...................... Ba3       BB-      6.14      01/02/12          8,806,036
  10,500    Travelcenters of America,                   6.16 to
            Inc., Term Loan........... B1        BB       6.44      12/01/11         10,622,062
                                                                                 --------------
                                                                                     19,428,098
                                                                                 --------------
            RETAIL--SPECIALTY  1.8%
  14,791    Nebraska Book Co., Inc.,
            Term Loan................. B2        B        6.70      03/04/11         14,855,779
  12,651    Visant Holding Corp., Term
            Loan...................... B1        B+       6.78      10/04/11         12,835,715
                                                                                 --------------
                                                                                     27,691,494
                                                                                 --------------
            RETAIL--STORES  1.4%
   3,677    Advance Stores Co., Inc.,                   5.94 to
            Term Loan (b)............. Ba1       BB+      6.06      09/30/10          3,718,535
  18,513    Neiman Marcus Group, Inc.,
            Term Loan................. B1        B+       6.95      04/06/13         18,737,828
                                                                                 --------------
                                                                                     22,456,363
                                                                                 --------------
            TELECOMMUNICATIONS--LOCAL EXCHANGE CARRIERS  2.6%
   5,387    Cincinnati Bell, Inc.,                      5.89 to
            Term Loan (b)............. Ba3       B+       6.06      08/31/12          5,431,106
   9,800    Fairpoint Communications,
            Inc., Term Loan........... B1        BB-      6.31      02/18/12          9,834,300
   3,500    Hawaiian Telcom, Inc.,                                 04/30/12 to
            Term Loan................. B1        B        6.78      10/31/12          3,533,908
   2,400    Madison River Capital,
            LLC, Term Loan............ B1        B+       6.80      07/29/12          2,424,751
   1,712    Orius Corp., LLC, Term                                 01/23/09 to
            Loan (a)(c) (i)........... NR        NR      11.75      01/23/10            434,709
     618    Orius Corp., LLC,
            Revolving Credit Agreement
            (a)(c) (i)................ NR        NR       6.80      01/31/06            553,362
                                                        7.74 to    06/30/07 to
  13,425    Qwest Corp., Term Loan.... Ba3       BB       9.22      06/15/13         13,763,393
   1,200    Sorenson Communication,
            Inc., Term Loan........... NR        NR       7.49      11/15/12          1,218,000
   2,900    Valor Telecommunications,                   5.81 to
            LLC, Term Loan............ Ba3       BB-      6.32      02/14/12          2,913,366
                                                                                 --------------
                                                                                     40,106,895
                                                                                 --------------

 26                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--LONG DISTANCE  0.2%
 $ 3,600    Time Warner Telecom, Inc.,                  6.92 to
            Term Loan................. B1        B       7.11%      11/30/10     $    3,661,499
                                                                                 --------------

            TELECOMMUNICATIONS--WIRELESS  1.4%
   2,200    AAT Communications Corp.,
            Term Loan................. B2        BB+      7.16      07/29/13          2,227,958
   3,558    Cellular South, Inc., Term                  6.27 to
            Loan (b).................. NR        NR       7.75      05/04/11          3,602,414
  11,917    Centennial Cellular, Inc.,                  6.45 to
            Term Loan (b)............. B1        B        6.83      02/09/11         12,092,104
   4,000    Nextel Partners, Inc.,
            Term Loan................. Ba1       BBB-     5.91      05/31/12          4,013,332
                                                                                 --------------
                                                                                     21,935,808
                                                                                 --------------
            TEXTILES & LEATHER  0.5%
   1,995    Malden Mills Industries,
            Inc., Term Loan (a)....... NR        NR       9.00      10/01/08            628,841
   7,569    The William Carter Co.,                     5.81 to
            Term Loan................. B1        BB       6.54      07/14/12          7,656,863
                                                                                 --------------
                                                                                      8,285,704
                                                                                 --------------
            TRANSPORTATION--CARGO  0.7%
   2,733    Jacobson Acquisition Co.,                   7.31 to    04/07/09 to
            Term Loan................. NR        NR       8.56      04/07/11          2,740,167
   1,200    Kenan Advantage Group,
            Inc., Term Loan........... NR        NR       7.50      12/16/11          1,212,000
   2,758    Pacer International, Inc.,                  6.25 to
            Term Loan................. Ba3       BB       7.75      06/10/10          2,778,459
   2,942    Quality Distribution,                       7.51 to
            Inc., Term Loan........... Caa1      B-       7.57      11/13/09          2,957,125
   1,080    Quality Distribution,
            Inc., Revolving Credit
            Agreement................. Caa1      B-       9.75      11/13/08          1,080,000
                                                                                 --------------
                                                                                     10,767,751
                                                                                 --------------
            TRANSPORTATION--PERSONAL  0.1%
     934    Neoplan USA Corp.,
            Revolving Credit Agreement
            (d) (i)................... NR        NR       8.54      06/30/06            933,750
                                                                                 --------------

            TRANSPORTATION--RAIL MANUFACTURING  0.8%
  12,143    Helm Holding, Corp., Term                   6.80 to    07/08/11 to
            Loan...................... NR        NR      10.80      07/08/12         12,358,848
                                                                                 --------------

            UTILITIES  3.9%
  14,461    Allegheny Energy, Inc.,                     5.51 to
            Term Loan................. Ba2       BBB-     6.35      03/08/11         14,605,649
   4,057    Coleto Creek WLE, LP, Term
            Loan (b).................. Ba3       BB       6.53      06/30/11          4,098,674

See Notes to Financial Statements                                             27

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

                                         BANK LOAN
PRINCIPAL                                 RATINGS+
AMOUNT                                 --------------                STATED
(000)       BORROWER                   MOODY'S   S&P     COUPON     MATURITY*        VALUE
-----------------------------------------------------------------------------------------------
            UTILITIES (CONTINUED)
 $   600    La Paloma Generating Co.,
            LLC, Term Loan............ B2        B       8.03%      08/16/13     $      609,563
   1,939    Midwest Generation, LLC,                    6.28 to
            Term Loan................. Ba3       BB-      6.50      04/27/11          1,964,395
   6,000    Mirant North America, LLC,
            Term Loan................. Ba3       BB-      8.00      01/03/13          6,045,000
   4,816    Pike Electric, Inc., Term                              07/01/12 to
            Loan...................... NR        NR       6.25      12/10/12          4,876,676
   6,300    Primary Energy Operations,
            LLC, Term Loan............ NR        NR       7.16      08/24/09          6,373,502
  13,166    Reliant Energy Resources
            Corp., Term Loan.......... B1        B+       6.09      04/30/10         13,156,340
   3,529    Reliant Energy Resources
            Corp., Revolving Credit                     7.31 to
            Agreement................. B1        B+       7.44      12/22/09          3,361,765
   6,138    Thermal North America,
            Inc., Term Loan........... Ba3       BB-      6.28      10/12/13          6,187,418
                                                                                 --------------
                                                                                     61,278,982
                                                                                 --------------

TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  176.1%...........................    2,741,921,246
                                                                                 --------------

DESCRIPTION                                                                          VALUE
-----------------------------------------------------------------------------------------------
NOTES  3.0%
Boise Cascade LLC, ($3,700,000 par, 7.48% coupon, maturing 10/15/12) (h)......   $    3,616,750
Builders FirstSource, Inc. ($8,700,000 par, 8.04% coupon, maturing 02/15/12)
  (h).........................................................................        8,939,250
Compression Polymers Corp. ($2,700,000 par, 11.44% coupon, maturing 07/01/12)
  (h).........................................................................        2,713,500
Del Laboratories, Inc. ($5,400,000 par, 9.68% coupon, maturing 11/01/11)
  (h).........................................................................        5,535,000
Insight Health Services Corp. ($12,000,000 par, 9.93% coupon, maturing
  11/01/11) (h)...............................................................       11,220,000
Qwest Corp. ($3,500,000 par, 7.74% coupon, maturing 06/15/13) (h).............        3,793,125
Rogers Wireless Communications, Inc. ($9,000,000 par, 7.62% coupon, maturing
  12/15/10) (Canada) (h)......................................................        9,326,250
US Unwired, Inc. ($1,200,000 par, 8.74% coupon, maturing 06/15/10) (h)........        1,242,000
                                                                                 --------------

TOTAL NOTES...................................................................       46,385,875
                                                                                 --------------

EQUITIES  0.0%
Aladdin Gaming Holdings, LLC (7.84% Ownership Interest, Acquired 09/30/04,
  Cost $470,400) (e) (f)......................................................           41,921
Comdisco Holding Co., Inc. (134 common shares) (e)............................            2,013
Environmental Systems Products Holdings, Inc. (3,275 common shares, Acquired
  06/22/04, Cost $0) (e) (f)..................................................          112,038
IDT Corp. (22,898 common shares) (e)..........................................          282,790

 28                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

DESCRIPTION                                                                          VALUE
-----------------------------------------------------------------------------------------------
EQUITIES (CONTINUED)
Imperial Home Decor Group, Inc. (512,023 common shares, Acquisition date
  04/26/01, Cost $522,263) (d) (e) (f) (i)....................................   $            0
London Clubs International (Warrants for 141,982 common shares, Acquired
  10/15/04, Cost $260,912) (e) (f)............................................          349,200
Malden Mills Industries (263,436 common shares, Acquired 10/29/03, Cost $0)
  (e) (f).....................................................................                0
Malden Mills Industries (860,902 preferred shares, Acquired 10/29/03, Cost $0)
  (e) (f).....................................................................                0
Neoplan USA Corp. (2,262 preferred shares, Acquired 09/04/03, Cost $1,074,521)
  (d) (e) (f) (i).............................................................                0
Neoplan USA Corp. (8,517 common shares, Acquired 09/04/03, Cost $85) (d) (e)
  (f) (i).....................................................................                0
Orius Corp. (315,080 common shares, Acquired 02/03/03, Cost $0) (c) (e) (f)...                0
Planet Hollywood International, Inc. (Warrants for 89,674 common shares,
  Acquired 09/03/04 & 07/22/05, Cost $0) (e) (f)..............................                0
Railworks Corp. (Warrants for 865 common shares, Acquired 02/10/03, Cost $0)
  (e) (f).....................................................................                0
Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02, Cost $193,940)
  (e) (f).....................................................................                0
Safelite Glass Corp. (421,447 common shares, Acquired 10/20/00, Cost
  $1,714,995) (e) (f).........................................................                0
Safelite Realty (28,448 common shares, Acquired 10/26/00, Cost $0) (e) (f)....                0
Targus Group International (Warrants for 28,689 common shares, Acquired
  01/30/04, Cost $0) (e) (f)..................................................           57,378
                                                                                 --------------

TOTAL EQUITIES  0.0%..........................................................          845,340
                                                                                 --------------

TOTAL LONG-TERM INVESTMENTS  179.1%
  (Cost $2,785,839,039).......................................................    2,789,152,461
                                                                                 --------------

SHORT-TERM INVESTMENTS  2.4%
REPURCHASE AGREEMENT  1.2%
State Street Bank & Trust Corp. ($18,500,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.39%,
  dated 01/31/06, to be sold on 02/01/06 at $18,502,256) (b)..................       18,500,000

See Notes to Financial Statements                                             29

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

DESCRIPTION                                                                          VALUE
-----------------------------------------------------------------------------------------------
TIME DEPOSIT  1.2%
State Street Bank & Trust Corp. ($18,865,459 par, 3.40% coupon, dated
  01/31/06, to be sold on 02/01/06 at $18,867,241) (b)........................   $   18,865,459
                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS  2.4%
  (Cost $37,365,459)..........................................................       37,365,459
                                                                                 --------------

TOTAL INVESTMENTS  181.5%
  (Cost $2,823,204,498).......................................................    2,826,517,920
BORROWING  (36.5%)............................................................     (569,000,000)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (45.0%)...................     (700,341,778)

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.0%).................................         (216,931)
                                                                                 --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%................................   $1,556,959,211
                                                                                 ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

    Industry percentages are calculated as a percentage of net assets applicable to common shares.

(a) This Senior Loan interest is non-income producing.

(b) A portion of this security is segregated in connection with unfunded commitments.

(c) This borrower has filed for protection in federal bankruptcy court.

(d) Affiliated company. See Notes to Financial Statements.

(e) Non-income producing security as this stock or warrant currently does not declare dividends.

(f) Restricted Security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.04% of the net assets applicable to common shares of the Trust.

(g) Payment-in-kind security.

(h) Variable rate security. Interest rate shown is that in effect at January 31, 2006.

(i) This borrower is currently in liquidation.

(j) The borrower is in the process of restructuring or amending the terms of this loan.

* Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be

 30                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

    substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

See Notes to Financial Statements                                             31

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2006 (Unaudited)

ASSETS:
Investments in Unaffiliated Securities (Cost
  $2,819,346,404)...........................................  $2,825,549,680
Investments in Affiliated Securities (Cost $3,858,094)......         968,240
                                                              --------------
    Total Investments (Cost $2,823,204,498).................   2,826,517,920
Cash........................................................      26,136,810
Receivables:
  Investments Sold..........................................      28,925,102
  Interest and Fees.........................................      18,296,170
Other.......................................................         154,068
                                                              --------------
    Total Assets............................................   2,900,030,070
                                                              --------------
LIABILITIES:
Payables:
  Borrowings................................................     569,000,000
  Investments Purchased.....................................      65,078,924
  Investment Advisory Fee...................................       2,038,027
  Administrative Fee........................................         479,536
  Income Distributions--Common Shares.......................         140,681
  Distributor and Other Affiliates..........................         136,324
Unfunded Commitments........................................       2,504,560
Accrued Interest Expense....................................       2,149,063
Accrued Expenses............................................         718,541
Trustees' Deferred Compensation and Retirement Plans........         483,425
                                                              --------------
    Total Liabilities.......................................     642,729,081
Preferred Shares (including accrued distributions)..........     700,341,778
                                                              --------------
Net Assets Applicable to Common Shares......................  $1,556,959,211
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($1,556,959,211 divided by
  180,010,000 shares outstanding)...........................  $         8.65
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 180,010,000 shares issued and
  outstanding)..............................................  $    1,800,100
Paid in Surplus.............................................   1,788,748,292
Accumulated Undistributed Net Investment Income.............       3,113,802
Net Unrealized Appreciation.................................         808,862
Accumulated Net Realized Loss...............................    (237,511,845)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $1,556,959,211
                                                              ==============
PREFERRED SHARES ($.01 par value, authorized 28,000 shares,
  28,000 issued with liquidation preference of $25,000 per
  share)....................................................  $  700,000,000
                                                              --------------
NET ASSETS INCLUDING PREFERRED SHARES.......................  $2,256,959,211
                                                              ==============

 32                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended January 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest from Unaffiliated Securities.......................  $ 93,984,237
Interest from Affiliated Securities.........................        39,205
Other.......................................................     1,939,325
                                                              ------------
    Total Income............................................    95,962,767
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................    12,088,795
Administrative Fee..........................................     2,844,423
Credit Line.................................................     1,146,020
Preferred Share Maintenance.................................       918,324
Custody.....................................................       336,831
Legal.......................................................       297,773
Trustees' Fees and Related Expenses.........................        59,229
Other.......................................................       443,102
                                                              ------------
    Total Operating Expenses................................    18,134,497
                                                              ------------
    Interest Expense........................................    11,368,550
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 66,459,720
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $ (8,679,132)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (5,150,495)
                                                              ------------
  End of the Period:
    Investments.............................................     3,313,422
    Unfunded Commitments....................................    (2,504,560)
                                                              ------------
                                                                   808,862
                                                              ------------
Net Unrealized Appreciation During the Period...............     5,959,357
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $ (2,719,775)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(13,605,258)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 50,134,687
                                                              ============

See Notes to Financial Statements                                             33

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE            FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                         JANUARY 31, 2006    JULY 31, 2005
                                                         ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $   66,459,720     $  107,008,212
Net Realized Loss......................................       (8,679,132)          (228,737)
Net Unrealized Appreciation During the Period..........        5,959,357          2,818,009
Distributions to Preferred Shareholders:
  Net Investment Income................................      (13,605,258)       (17,534,408)
                                                          --------------     --------------
Change in Net Assets Applicable to Common Shares from
  Operations...........................................       50,134,687         92,063,076
Distributions to Common Shareholders:
  Net Investment Income................................      (53,876,978)       (85,468,577)
                                                          --------------     --------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES...........................       (3,742,291)         6,594,499

FROM CAPITAL TRANSACTIONS:
Cost of Shares Repurchased.............................              -0-             (1,764)
                                                          --------------     --------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES........................................       (3,742,291)         6,592,735
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period................................    1,560,701,502      1,554,108,767
                                                          --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of $3,113,802 and $4,136,318,
  respectively)........................................   $1,556,959,211     $1,560,701,502
                                                          ==============     ==============

 34                                            See Notes to Financial Statements

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended January 31, 2006 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS........................  $ 50,134,687
                                                              ------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash provided by Operating Activities:
  Decrease in Investments at Value..........................    11,638,517
  Increase in Interest and Fees Receivables.................    (4,690,812)
  Increase in Receivable for Investments Sold...............   (14,278,812)
  Decrease in Other Assets..................................        18,221
  Increase in Investment Advisory Fee Payable...............        52,414
  Increase in Administrative Fee Payable....................        12,333
  Decrease in Distributor and Affiliates Payable............       (18,384)
  Decrease in Payable for Investments Purchased.............    (8,908,783)
  Change in Unfunded Commitments............................       204,858
  Change in Accrued Interest Expense........................       748,442
  Increase in Accrued Expenses..............................           148
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................        39,663
                                                              ------------
    Total Adjustments.......................................   (15,182,195)
                                                              ------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    34,952,492
                                                              ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in Bank Borrowings...................................    45,000,000
Cash Dividends Paid.........................................   (53,815,691)
                                                              ------------
    Net Cash Used for Financing Activities..................    (8,815,691)
                                                              ------------
NET INCREASE IN CASH........................................    26,136,801
Cash at Beginning of the Period.............................             9
                                                              ------------
CASH AT THE END OF THE PERIOD...............................  $ 26,136,810
                                                              ============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash Paid During the Year for Interest......................  $ 10,620,108
                                                              ============

See Notes to Financial Statements                                             35

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS ENDED
                                                               JANUARY 31,      --------
                                                                   2006           2005
                                                             ---------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD (a)................     $   8.67       $   8.63
                                                                 --------       --------
  Net Investment Income.....................................          .38            .60
  Net Realized and Unrealized Gain/Loss.....................         (.02)           .01
  Common Share Equivalent of Distributions Paid to Preferred
    Shareholders:
    Net Investment Income...................................         (.08)          (.10)
                                                                 --------       --------
Total from Investment Operations............................          .28            .51
                                                                 --------       --------
Distributions Paid to Common Shareholders:
  Net Investment Income.....................................         (.30)          (.47)
  Net Realized Gain.........................................          -0-            -0-
Dilutive impact from the offering of Money Market Cumulative
  Preferred Shares..........................................          -0-            -0-
                                                                 --------       --------
NET ASSET VALUE, END OF THE PERIOD..........................     $   8.65       $   8.67
                                                                 ========       ========
Common Share Market Price at End of the Period..............     $   8.12       $   8.19
Total Return (a)............................................        2.93%*        -2.03%
Net Assets Applicable to Common Shares at End of the Period
  (In millions).............................................     $1,557.0       $1,560.7
Ratios to Average Net Assets applicable to Common Shares
  excluding Borrowings:
  Operating Expense (e).....................................        2.31%          2.26%
  Interest Expense (e)......................................        1.45%           .82%
  Gross Expense (e).........................................        3.76%          3.08%
  Net Investment Income (e).................................        8.45%          6.87%
  Net Investment Income (f).................................        6.72%          5.75%
Portfolio Turnover (b)......................................          38%*           94%
SUPPLEMENTAL RATIOS:
Ratios to Average Net Assets including Preferred Shares and
  Borrowings:
  Operating Expense (e).....................................        1.28%          1.27%
  Interest Expense (e)......................................         .80%           .46%
  Gross Expense (e).........................................        2.08%          1.73%
  Net Investment Income (e).................................        4.67%          3.86%
  Net Investment Income (f).................................        3.72%          3.23%
SENIOR INDEBTEDNESS:
    Total Preferred Shares Outstanding......................       28,000         28,000
    Asset Coverage Per Preferred Share (g)..................     $ 80,618       $ 80,750
    Involuntary Liquidating Preference Per Preferred
      Share.................................................     $ 25,000       $ 25,000
    Average Market Value Per Preferred Share................     $ 25,000       $ 25,000
    Total Borrowing Outstanding (In thousands)..............     $569,000       $524,000
    Asset Coverage Per $1,000 Unit of Senior Indebtedness
      (c)...................................................        4,967          5,315

*  Non-Annualized

(a)Total return based on common share market price assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(b)Calculation includes the proceeds from principal repayments and sales of senior loan interests.

(c)Calculated by subtracting the Trust's total liabilities (not including the Borrowings) from the Trust's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(d)As required, effective August 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended July 31, 2002 was to decrease the ratio of net investment income to average net assets applicable to common shares by .01%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for the periods prior to July 31, 2002 have not been restated to reflect this change in presentation.

(e)Ratios do not reflect the effect of distributions to preferred shareholders.

(f)Ratios reflect the effect of distributions to preferred shareholders.

(g)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

N/A=Not Applicable

VAN KAMPEN SENIOR INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

YEAR ENDED JULY 31,
----------------------------------------------
       2004       2003     2002 (d)     2001
----------------------------------------------
     $   8.10   $   7.94   $   8.51   $   9.65
     --------   --------   --------   --------
          .42        .46        .49        .79
          .57        .14       (.55)     (1.10)
         (.02)       -0-        -0-        -0-
     --------   --------   --------   --------
          .97        .60       (.06)      (.31)
     --------   --------   --------   --------
         (.40)      (.44)      (.51)      (.83)
          -0-        -0-        -0-        -0-
         (.04)       -0-        -0-        -0-
     --------   --------   --------   --------
     $   8.63   $   8.10   $   7.94   $   8.51
     ========   ========   ========   ========
     $   8.84   $   7.84   $   6.67   $   7.79
       18.13%     25.06%     -8.05%     -1.42%
     $1,554.1   $1,458.6   $1,430.0   $1,532.7
        1.91%      1.59%      1.48%      1.63%
         .31%       .62%       .53%      2.15%
        2.22%      2.21%      2.01%      3.78%
        5.06%      5.98%      6.02%      8.90%
        4.80%        N/A        N/A        N/A
          84%        78%        65%        55%
        1.30%      1.19%      1.22%      1.20%
         .21%       .46%       .44%      1.58%
        1.51%      1.65%      1.66%      2.78%
        3.44%      4.47%      4.95%      6.55%
        3.26%        N/A        N/A        N/A
       28,000        N/A        N/A        N/A
     $ 80,509        N/A        N/A        N/A
     $ 25,000        N/A        N/A        N/A
     $ 25,000        N/A        N/A        N/A
     $450,000   $401,000   $370,159   $375,000
        6,009      4,637      4,863      5,087

See Notes to Financial Statements                                             37

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to corporations, partnerships and other entities which operate in a variety of industries and geographical regions. The Trust borrows money for investment purposes which will create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust's volatility. The Trust commenced investment operations on June 24, 1998.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Trust's Senior Loans are valued by the Trust following valuation guidelines established and periodically reviewed by the Trust's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until next interest rate redetermination and the maturity of such Senior Loan. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Trust's portfolio. The fair value of Senior Loans are reviewed and approved by the Trust's Valuation Committee and the Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

    The Trust may invest in repurchase agreements, which are short-term investments in which the Trust acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Trust will make payment for such securities only upon

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Trust.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees received are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note, or other fixed income security. Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2005, the Trust had an accumulated capital loss carryforward for tax purposes of $211,408,105, which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
  $4,851,995................................................    July 31, 2009
 122,716,095................................................    July 31, 2010
  52,014,750................................................    July 31, 2011
  29,634,358................................................    July 31, 2012
   2,190,907................................................    July 31, 2013

    At January 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $2,832,881,939
                                                                ==============
Gross tax unrealized appreciation...........................    $   13,662,714
Gross tax unrealized depreciation...........................       (20,026,733)
                                                                --------------
Net tax unrealized depreciation on investments..............    $   (6,364,019)
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust intends to declare and pay monthly dividends from net investment income to common shareholders. Net realized gains, if any, are to be distributed at least annually to common shareholders. Distributions from net realized gains for book purposes may include short term capital gains, which are included as ordinary income for tax purposes.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

    The tax character of distributions paid for the year ended July 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................    $102,806,311
  Long-term capital gain....................................             -0-
                                                                ------------
                                                                $102,806,311
                                                                ============

    As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $5,272,503
Long-term capital gain......................................       -0-

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses resulting from wash sale transactions and other losses that were recognized for book purposes but not tax purposes at the end of the fiscal year.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee of .85% of the average daily managed assets. Managed assets are defined as the gross asset value of the Trust minus the sum of accrued liabilities, other than the aggregate amount of borrowings undertaken by the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc., the Trust's Administrator, at an annual rate of .20% of the average daily managed assets of the Trust. The administrative services provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the six months ended January 31, 2006, the Trust recognized expenses of approximately $77,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended January 31, 2006, the Trust recognized expenses of approximately $81,100, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

    During the period, the Trust owned shares of the following affiliated companies. Affiliated companies are defined by the 1940 Act, as amended, as those companies in which a fund holds 5% or more of the outstanding voting securities.

                                       PAR/       DIVIDEND/INTEREST    MARKET VALUE
NAME                                 SHARES *          INCOME            1/31/06          COST
Imperial Home Decor Group, Inc.,
  Term Loan.......................  $1,379,619         $   -0-           $ 34,490      $1,327,475
Imperial Home Decor Group, Inc.,
  Common Stock....................     512,023             -0-                -0-         522,263
Neoplan USA Corp., Revolving
  Credit Agreement................  $  933,750          39,205            933,750         933,750
Neoplan USA Corp., Common Stock...       8,517             -0-                -0-              85
Neoplan USA Corp., Preferred Stock
  C...............................         532             -0-                -0-             532
Neoplan USA Corp., Preferred Stock
  D...............................       1,730             -0-                -0-       1,073,989
                                                  -----------------    ------------    ----------
                                                       $39,205           $968,240      $3,858,094
                                                  =================    ============    ==========

*   Shares were acquired through the restructuring of Senior Loan interests.

There were no affiliate transactions during the six months ended January 31, 2006.

3. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,072,922,357 and $1,070,577,444, respectively.

4. COMMITMENTS

Pursuant to the terms of certain Senior Loan agreements, the Trust had unfunded loan commitments of approximately $156,876,500 as of January 31, 2006. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. The unrealized depreciation on these commitments of $2,504,560 as of January 31, 2006 is reported as "Unfunded Commitments" on the Statement of Assets and Liabilities.

5. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States and foreign corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

VAN KAMPEN SENIOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- JANUARY 31, 2006 (UNAUDITED) continued

    At January 31, 2006, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
SELLING PARTICIPANT                                             (000)      (000)
GE Capital..................................................   $9,800      $9,834

6. BORROWINGS

The Trust may utilize financial leverage to the maximum extent allowable under the 1940 Act, as amended. Under the 1940 Act, as amended, a fund generally may not (i) borrow money greater than 33 1/3% of the fund's total assets or (ii) issue preferred shares greater than 50% of the fund's total assets. In using a combination of borrowing money and issuing preferred shares, the maximum allowable leverage is somewhere between 33 1/3% and 50% (but in no event more that 50%) of the Fund's total assets based on the relative amounts borrowed or preferred shares issued.

    The Trust has entered into a $700 million revolving credit and security agreement. Annual commitment fees of .13% are charged on the unused portion of the credit line. This revolving credit agreement is secured by the assets of the Trust. For the six months ended January 31, 2006, the average daily balance of borrowings under the revolving credit agreement was $562,005,435 with a weighted average interest rate of 3.84%.

7. PREFERRED SHARES ISSUANCE

As of February 20, 2004 , the Trust issued 5,600 shares each of Series M, Series T, Series W, Series TH and Series F Auction Preferred Shares ("APS"), $.01 Par Value, $25,000 liquidation preference, for a total issuance of $700 million. Dividends are cumulative and the dividend rates are generally reset every seven days through an auction process. The average rate in effect on January 31, 2006 was 4.198%. During the six months ended January 31, 2006, the rates ranged from 3.200% to 4.500%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of the "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

8. IDEMNIFICATIONS

The Trust enters into contracts that contain a variety of idemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SENIOR INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President
and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

HOWARD TIFFEN
Vice President

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Senior Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Senior Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Senior Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VVR SAR 3/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RA06-00202P-Y01/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Van Kampen Senior Income Trust
By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 23, 2006

By:  /s/ Phillip G. Goff
     ----------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 23, 2006